Warrants - Additional information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 GBP (£) shares	Jun. 10, 2021 GBP (£)
Disclosure of fair value measurement of liabilities [line items]
IFRS Valuation Amount Using Volatility Assumption Of 50 Percent | £				£ 19,616
Public Warrants
Disclosure of fair value measurement of liabilities [line items]
Warrants expiration period	5 years
Redemption price	$ 0.01	$ 0.01
Trigger price	$ 18.00
Threshold trading days for redemption of warrants	20
Threshold consecutive trading days for redemption of warrants	30
Number of shares entitled per public warrant | shares		1	1
Exercise price of warrants	$ 11.50	$ 11.50
Virgin, American And Avolon Warrants
Disclosure of fair value measurement of liabilities [line items]
IFRS Valuation Amount Using Volatility Assumption Of 50 Percent | £			£ 11,907